UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     November 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $229,203 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     2805    70300 SH       SOLE                    70300        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    13255   543237 SH       SOLE                   543237        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    27043  1132000 SH       SOLE                  1132000        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    26133  1171901 SH       SOLE                  1171901        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     5773   284400 SH       SOLE                   284400        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101      211    25500 SH       SOLE                    25500        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    23472  2606300 SH       SOLE                  2606300        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103     1862   182400 SH       SOLE                   182400        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    38451  2971500 SH       SOLE                  2971500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     1414   109500 SH       SOLE                   109500        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    28001  1966330 SH       SOLE                  1966330        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    34968  1624175 SH       SOLE                  1624175        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507    13778   568622 SH       SOLE                   568622        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      464    34500 SH       SOLE                    34500        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     5557   518820 SH       SOLE                   518820        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     3910   370263 SH       SOLE                   370263        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     2106   208563 SH       SOLE                   208563        0        0